OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS
The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision maker ("CODM"), being the Company's Senior Executive Group. The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their performance.

The Company considers each of its individual operating mine sites as reportable segments for financial reporting purposes. Further, the results of operating mines that the Company does not intend to manage in the long-term, and for which a disposal plan has been initiated, are reviewed as one segment. In addition to these reportable segments, the Company aggregates and discloses the financial results of other operating segments with similar economic characteristics as reviewed by the CODM, including exploration properties and corporate entities, under "corporate and other".

Significant information relating to the Company's reportable segments is summarized in the tables below:

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other(i)	Total
Property, plant and equipment at December 31, 2022	$1,048.2	$955.6	$219.5	$1,060.6	$248.3	$1,463.5	$4,995.7
Total assets at December 31, 2022	$1,657.0	$1,005.4	$293.1	$1,116.6	$287.9	$2,091.5	$6,451.5
Total liabilities at December 31, 2022	$458.9	$281.5	$87.9	$367.5	$92.6	$1,469.7	$2,758.1
Capital expenditures for the year ended December 31, 2022	$204.0	$71.6	$49.4	$56.0	$45.2	$78.6	$504.8

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other(i)	Total
Property, plant and equipment at December 31, 2021	$1,013.9	$926.2	$419.2	$1,081.2	$295.3	$3,039.4	$6,775.2
Total assets at December 31, 2021	$1,613.5	$973.4	$507.9	$1,139.4	$327.8	$3,820.7	$8,382.7
Total liabilities at December 31, 2021	$466.4	$287.5	$87.0	$384.0	$96.6	$1,858.0	$3,179.5
Capital expenditures for the year ended December 31, 2021	$135.0	$49.3	$46.6	$58.0	$44.3	$51.4	$384.6
(i)"Corporate and other" includes advanced stage development projects, exploration properties, corporate entities, and the MARA Project with property, plant and equipment of $909.1 million, total assets of $1,154.8 million and total liabilities of $348.7 million (December 31, 2021: $1,883.4 million, $2,134.7 million, and $549.3 million, respectively).

For the year ended December 31, 2022	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other	Total
Revenue	$598.3	$353.1	$322.0	$391.7	$142.0	$—	$1,807.1
Cost of sales excluding DDA(i)	(257.1)	(113.8)	(166.1)	(162.8)	(78.3)	—	(778.1)
Gross margin excluding DDA	$341.2	$239.3	$155.9	$228.9	$63.7	$—	$1,029.0
DDA	(170.9)	(61.6)	(83.0)	(87.8)	(53.7)	(9.8)	(466.8)
Temporary suspension costs(ii)	—	—	(2.0)	—	(5.7)	—	(7.7)
Impairment of mining properties	—	—	(169.3)	—	(37.3)	(8.3)	(214.9)
Segment income (loss)	$170.3	$177.7	$(98.4)	$141.1	$(33.0)	$(18.1)	$339.6
Other expenses(iii)							(2,134.0)
Loss before taxes							$(1,794.4)
Income tax recovery							399.0
Net loss							$(1,395.4)

For the year ended December 31, 2021	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other	Total
Revenue	$643.2	$336.2	$276.5	$401.5	$158.0	$—	$1,815.4
Cost of sales excluding DDA(i)(iv)	(233.8)	(106.7)	(151.3)	(155.2)	(81.9)	—	(728.9)
Gross margin excluding DDA(iv)	$409.4	$229.5	$125.2	$246.3	$76.1	$—	$1,086.5
DDA	(174.7)	(55.4)	(74.6)	(85.0)	(48.5)	(9.7)	(447.9)
Temporary suspension costs(ii)	—	—	—	—	(3.5)	—	(3.5)
Segment income (loss)	$234.7	$174.1	$50.6	$161.3	$24.1	$(9.7)	$635.1
Other expenses(iii)							(250.6)
Earnings before taxes							$384.5
Income tax expense							(295.7)
Net earnings							$88.8
(i)Depletion, depreciation and amortization ("DDA").
(ii)Temporary suspension costs relate to the labour action at Minera Florida that started in December 2021 and carried into January 2022, which has now been resolved; and the illegal labour action at Cerro Moro in the third quarter of 2022, which was short in duration and has now been resolved.
(iii)Other expenses are comprised of general and administrative expenses, exploration and evaluation expenses, share of earnings of associates, termination fee payment to Gold Fields, reimbursement of termination fee from Pan American Silver, other operating expenses, net, impairment of non-operating mining properties, finance costs and other income, net, as per the consolidated statement of operations.
(iv)Comparatives with respect to COVID-19 costs have been reclassified to conform to the change in presentation adopted in the current year. For the year ended December 31, 2021, COVID-19 costs of $2.5 million for Canadian Malartic, $1.2 million for Jacobina, $20.8 million for Cerro Moro, $4.9 million for El Peñón, and $4.5 million for Minera Florida are now included in Cost of Sales excluding DDA and included in the calculation of Gross Margin excluding DDA. Refer to Note 2 for further discussion.
Information about Geographical Areas

Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2022	2021
Canada	$598.3	$643.2
Chile	533.7	559.5
Brazil	353.1	336.2
Argentina	322.0	276.5
Total revenue	$1,807.1	$1,815.4

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2022	2021
Canada	$1,869.5	$1,854.8
Chile	1,566.0	1,864.2
Brazil	979.4	957.6
Argentina	1,210.5	2,740.8
United States	4.9	33.6
Total non-current assets	$5,630.3	$7,451.0

Information about Major Customers

The Company sells its metals through the corporate office to major metal exchange markets or directly to major Canadian financial institutions and to smelters. Given the nature of the Company's products, there are always willing market participants ready to purchase the Company's products at the prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2022	2021
Customer
1	$588.6	$504.5
2	538.7	346.0
3	258.7	297.6
4	216.4	287.4
5	—	233.5
Total sales to customers exceeding 10% of annual metal sales	$1,602.4	$1,669.0
Percentage of total metal sales	88.7%	91.9%